Organization and Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2020
Computer equipment [Member]
Estimated Useful Life (Years)	5 years
Furniture and fixtures [Member]
Estimated Useful Life (Years)	7 years
Computer software [Member]
Estimated Useful Life (Years)	3 years
Office equipment [Member]
Estimated Useful Life (Years)	7 years